Series A Convertible Preferred Stock Warrants (Tables)	12 Months Ended
Dec. 31, 2016
Series Convertible Preferred Stock Warrants Tables
Summary of Activity outstanding series A Preferred stock warrants
Weighted
Average
	Number of	Exercise
	Shares	Price

Balance, December 31, 2014	2,000,000	$0.001
Warrants expired	-	-
Warrants granted	-	-
Warrants exercised	-	-

Balance, December 31, 2015	2,000,000	$0.001
Warrants expired	-	-
Warrants granted	-	-
Warrants exercised	(2,000,000)	(0.001)

Balance, December 31, 2016	-	$-

Exercisable, December 31, 2016	-	$-